Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

		December 31,
($ thousands)	Notes	2020	2019
Accrued interest payable		138,184	141,485
Current financial liabilities		128,330	62,806
Accrued expenses		118,037	99,700
Contract liabilities	4	107,542	66,749
Taxes other than income taxes		96,346	67,309
Employee compensation		89,832	155,962
Jackpot liabilities	18	71,290	74,670
Operating lease liabilities	11	44,263	43,902
Income taxes payable		26,116	17,198
Other		26,333	29,037
		846,273	758,818

Schedule of Other Non-Current Liabilities

		December 31,
($ thousands)	Notes	2020	2019
Jackpot liabilities	18	147,654	160,101
Contract liabilities	4	62,175	65,855
Reserves for uncertain tax positions		47,625	47,523
Finance lease liabilities	11	30,854	36,240
Income taxes payable		15,594	26,493
Royalties payable		14,091	18,918
Other		41,968	40,736
		359,961	395,866